[LOGO] Liberty
COLONIAL CRABBE HUSON  NEWPORT  STEIN ROE ADVISOR

May 5, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.

Washington, D.C. 20549

Re:      Liberty Funds Trust VII

         Neport Tiger Fund

         File Nos. 811-6347 & 33-41559

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated May 1, 2000 for the Fund do not differ from that contained in Post-Effective Amendment No. 18 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 27, 2000.

The Fund's Class A, B, C, T and Z Prospectuses and Statement of Additional Information dated May 1, 2000 are now being used in connection with the sale of shares of the Fund.

The Fund is a separate portfolio of the Trust.

Very truly yours,

LIBERTY FUNDS TRUST VII


By:Tracy S. DiRienzo
   Assistant Secretary

cc:        M. Muller (Ropes & Gray)
           Blue Sky
           L. DiSilva
           J. DiMaria (PWC) (4)
           D. Young (2)
           T. Tuttle
           C. Legallet

One Financial Center, Boston, MA 02111-2621, 1-800-225-2365